Cover	May 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2026
Registrant Name	GPGI, Inc.
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39687
Entity Tax Identification Number	85-2749902
Entity Address, Address Line One	309 Pierce Street
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	(908)
Local Phone Number	518-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	GPGI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001823144